1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
MATTHEW BARSAMIAN matthew.barsamian@dechert.com +1 202 261 3392 Direct +1 202 261 3013 Fax

October 14, 2022

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 875

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 875 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Amendment No. 876 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). This filing is being made for the purpose of incorporating disclosure related to changes to the principal investment strategies of the Goldman Sachs Large Cap Core Fund (formerly, the Goldman Sachs Capital Growth Fund) and Goldman Sachs Mid Cap Growth Fund (formerly, the Goldman Sachs Growth Opportunities Fund).

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that the changes made in this Amendment related to those series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes identified in the preceding paragraph, because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendment No. 852. In addition, the Registrant appropriately addressed the Staff’s comments regarding Post-Effective Amendment No. 850 relating to the Goldman Sachs U.S. Equity ESG Fund (f/k/a Goldman Sachs Blue Chip Fund) and Goldman Sachs Strategic Growth Fund, Post-Effective Amendment No. 821 relating to the Goldman Sachs U.S. Equity ESG

October 14, 2022 Page 2

Fund, Post-Effective Amendment No. 630 relating to the Goldman Sachs U.S. Equity ESG Fund and Goldman Sachs Flexible Cap Fund and Post-Effective Amendment No. 502 relating to the Goldman Sachs Capital Growth Fund, Goldman Sachs Concentrated Growth Fund, and Goldman Sachs Strategic Growth Fund. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3392.

Sincerely,

/s/ Matthew Barsamian
Matthew Barsamian